Interim Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Share capital	Capital reserve	Fair value reserve	Translation reserve	(Accumulated losses)/Retained earnings	Total	Non-controlling interests	Total
Balance at Dec. 31, 2024	$ 76,395,175	$ 1,461,292	$ (480,596)	$ (981,534)	$ 9,928,734	$ 86,323,071	$ (1,255)	$ 86,321,816
Loss for the year					4,663,321	4,663,321	(50)	4,663,271
Fair value gain on financial assets, at fair value through other comprehensive income			(148,346)			(148,346)		(148,346)
Transfer upon disposal of equity investments, fair value through other comprehensive income			(337,099)		337,099
Exchange differences on translating foreign operations				(4,347,239)		(4,347,239)		(4,347,239)
Total comprehensive income for the year			(485,445)	(4,347,239)	5,000,420	167,736	(50)	167,686
Issuance of share capital	72,354,273					72,354,273		72,354,273
Currency realignment	4,673,260	89,390	(29,399)	(60,042)	607,362	5,280,571	(77)	5,280,494
Balance at Jun. 30, 2025	153,422,708	1,550,682	(995,440)	(5,388,815)	15,536,516	164,125,651	(1,382)	164,124,269
Balance at Dec. 31, 2024	76,395,175	1,461,292	(480,596)	(981,534)	9,928,734	86,323,071	(1,255)	86,321,816
Balance at Dec. 31, 2025	150,490,803	1,609,623	(32,709,812)	(2,873,505)	(20,304,578)	96,212,531	(1,439)	96,211,092
Loss for the year					(8,431,863)	(8,431,863)	(44)	(8,431,907)
Fair value gain on financial assets, at fair value through other comprehensive income			254,521		(254,521)
Exchange differences on translating foreign operations				177,462		177,462		177,462
Total comprehensive income for the year			254,521	177,462	(8,686,384)	(8,254,401)	(44)	(8,254,445)
Issuance of share capital	26,744,854					26,744,854		26,744,854
Balance at Jun. 30, 2026	$ 177,235,657	$ 1,609,623	$ (32,455,291)	$ (2,696,043)	$ (28,990,962)	$ 114,702,984	$ (1,483)	$ 114,701,501